Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000029773 [Member] | Universal Insurance Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000029773 [Member] | Oil Dri Corp of America [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000029773 [Member] | USA Today Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | Deluxe Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | United Fire Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | Douglas Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000029773 [Member] | Dauch Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000029773 [Member] | NWPX Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000029773 [Member] | TETRA Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000029773 [Member] | Stoke Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000029773 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000029773 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000029773 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000029773 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000029773 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000029773 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000029773 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000029773 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000029773 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000029773 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000030350 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000030350 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000030350 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000030350 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000030350 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000030350 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000030350 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000030350 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000030350 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030350 [Member] | Southern The Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030350 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000030350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000030350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000030350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000030350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000030350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000030350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000030350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000030350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000030350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000030351 [Member] | Space Exploration Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030351 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030351 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030351 [Member] | Medline Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030351 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030351 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030351 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000030351 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000030351 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000030351 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000030351 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000030351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000030351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000030351 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000030351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000030351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000030351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000030351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000030351 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030351 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030477 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030477 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000030477 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000030477 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030477 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030477 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030477 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030477 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030477 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030477 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
C000030477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000030477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000030477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000030477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000030477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000030477 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000030478 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000030478 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000030478 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030478 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030478 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000030478 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030478 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000030478 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030478 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000030478 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000030478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000030478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000030478 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033929 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000033929 [Member] | NeoGenomics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000033929 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000033929 [Member] | Bruker Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033929 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033929 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033929 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033929 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033929 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033929 [Member] | Neurocrine Biosciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033929 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%
C000033929 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000033929 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000033929 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000033929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033930 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000033930 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033930 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000033930 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033930 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033930 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000033930 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000033930 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000033930 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000033930 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000033930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%
C000033930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000033930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000033930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000034137 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034137 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034137 [Member] | T Rowe Price Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034137 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034137 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034137 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000034137 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000034137 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000034137 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000034137 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034137 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000034137 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000034137 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034137 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000035622 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000035622 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000035622 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000035622 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000035622 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000035622 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000035622 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000035622 [Member] | Coca Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000035622 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000035622 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000035622 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000035622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000035622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000035622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000035622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000035622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000035622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000035622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000037851 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Zions Bancorp N A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | IDEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Allstate The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000037851 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037851 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000037851 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000037851 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000037851 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000037851 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000037851 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000037851 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000037913 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Jack Henry And Associates Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Sonoco Products Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Reynolds Consumer Products Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000037913 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000037913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000037913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000037913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000037913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000037913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000037913 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000037913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000037913 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000041643 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000041643 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000041643 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000041643 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000041643 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000041643 [Member] | Rivian Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000041643 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000041643 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000041643 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000041643 [Member] | Acuity Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000041643 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000041643 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%
C000041643 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000041643 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000041643 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000041643 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000041643 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000041643 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000047557 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000047557 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000047557 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047557 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047557 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047557 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047557 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047557 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047557 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000047557 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000047557 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000047557 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000047557 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047557 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000047557 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000047557 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000047557 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000047557 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000047557 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
C000047557 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047627 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047627 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000047627 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000047627 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000047627 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047627 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047627 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047627 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047627 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047627 [Member] | Permian Resources Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047627 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Total Investments	83.60%
C000047627 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000047627 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047627 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000047627 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047628 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000047628 [Member] | IDEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047628 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047628 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047628 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047628 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047628 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047628 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047628 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047628 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000047628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000047628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000047628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	60.80%
C000047628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000047628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000047628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000047628 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000078718 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000078718 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000078718 [Member] | Central BanCo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000078718 [Member] | United Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000078718 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000078718 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000078718 [Member] | Eastern Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000078718 [Member] | TFS Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000078718 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000078718 [Member] | International Bancshares Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000078718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000078718 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000078718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000191287 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Travelers The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Home Depot The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000191287 [Member] | Sherwin Williams The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000191287 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000191287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000191287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000191287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000191287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000191287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000191287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000191287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000191287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000191287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000191287 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000201408 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201408 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201408 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201408 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201408 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000201408 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201408 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201408 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201408 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201408 [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201408 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000201408 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000201408 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000201408 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000201408 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000201408 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000201408 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201408 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000201408 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000201408 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222996 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222996 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	152.10%
C000222996 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222996 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
C000222996 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222997 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000222997 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222997 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000222997 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238091 [Member] | Space Exploration Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000238091 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000238091 [Member] | TransDigm Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000238091 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238091 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000238091 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000238091 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000238091 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000238091 [Member] | Boeing The Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000238091 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000238091 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000238091 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000238091 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000238091 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000238354 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238354 [Member] | Neurocrine Biosciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238354 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238354 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238354 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238354 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000238354 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238354 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000238354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000238354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000238354 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000238354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000238354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000238354 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000238354 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241319 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241319 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000241319 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | Host Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241319 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241319 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241319 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000241319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000241319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000241319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000241319 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000244355 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000244355 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000244355 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000244355 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000244355 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000244355 [Member] | NetApp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000244355 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000244355 [Member] | Omnicom Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244355 [Member] | Gen Digital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000244355 [Member] | Trade Desk The Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000244355 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000244355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000244355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000244355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000244355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000244355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000244355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000244355 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000244355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000244355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000252251 [Member] | Cemex S A B de C V ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252251 [Member] | Hyundai Rotem Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252251 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252251 [Member] | ACM Research Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252251 [Member] | Embraer S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252251 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252251 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000252251 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000252251 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000252251 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000252251 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000252251 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000252251 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000252251 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000252251 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252251 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000252251 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000252251 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252251 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000252253 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252253 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000252253 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252253 [Member] | Lottomatica Group S p A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252253 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252253 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252253 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252253 [Member] | Kioxia Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000252253 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000252253 [Member] | Nebius Group N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000252253 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000252253 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000252253 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000252253 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000252253 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000252253 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000252253 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000252253 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000252253 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000252253 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000257115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000257115 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257115 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1314.10%
C000257115 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1215.80%)
C000257115 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000257572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000257572 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000257572 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1724.00%
C000257572 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1627.40%)
C000257572 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261438 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000261438 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1311.20%
C000261438 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1213.00%)
C000261438 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000261458 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000261458 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000261458 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Total Investments	67.00%
C000261458 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
C000264342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264342 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264342 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1566.20%
C000264342 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1467.70%)
C000264342 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000267482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000267482 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267482 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1529.40%
C000267482 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1432.20%)
C000267482 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000271152 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000271152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000271152 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.40%
C000271152 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[2]
C000271975 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000271975 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000271975 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Total Investments	72.60%
C000271975 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[3]
C000273176 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000273176 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000273176 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000273176 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000273176 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000273176 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000273176 [Member] | Brookdale Senior Living Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000273176 [Member] | Kioxia Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000273176 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000273176 [Member] | Nebius Group N V [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000273176 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000273176 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000273176 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000273176 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000273176 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000273176 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000273176 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000273176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000273176 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000273176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%

[1]	Includes unrealized appreciation (depreciation) on swap contracts.
[2]	Includes unrealized appreciation (depreciation) on swap contracts.
[3]	Includes unrealized appreciation (depreciation) on swap contracts.